Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation, principles of consolidation, and cost allocations

(a) Basis of presentation, principles of consolidation, and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. The Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line and Qieyiyou hold all the variable interests of the VIEs and have been determined to be the primary beneficiaries of the VIEs (see Note 1).

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding, promotions, technical support and corporate management. The Group and Phoenix TV Group entered into a Program Resource License Agreements and a Program Text/Graphics Resource License Agreements, or the Agreements, effective as of May 27, 2016 and expired on May 26, 2019, to grant the Group the license with priority over any third party to broadcast Phoenix TV Group’s copyrighted video content from three television channels of Phoenix TV Group and a non-exclusive license to use Phoenix TV Group’s copyrighted text and graphics. The fees payable to Phoenix TV Group by the Group are RMB10.0 million for the first year of the Agreements, which would incrementally increase by 15% for each subsequent year of the Agreements. The Agreements do not grant the Group the right to sublicense Phoenix TV Group’s copyrighted content to third parties. As such, the Group does not incur revenue sharing fee to Phoenix TV Group accordingly. After the expiration of the Agreements in May 2019, the Group entered into a supplemental agreement with Phoenix TV Group to extend the term of the Agreements to January 14, 2020. Subsequently, the Group entered into a program resource license and cooperation agreement with Phoenix TV Group on January 15, 2020, or the 2020 Program Resource License and Cooperation Agreement, to continue to use Phoenix TV Group’s copyrighted video content. The annual license fees payable to Phoenix TV Group under the 2020 Program Resource License and Cooperation Agreement are RMB2.0 million plus 50% of the revenue generated from the use of the licensed program resource in excess of RMB2.0 million. The 2020 Program Resource License and Cooperation Agreement have a term of two years and may be extended prior to expiration.

The Group and Phoenix TV Group entered into new trademark license agreements in December 2017, which became effective on December 8, 2017 and will expire on December 7, 2020. In December 2020, the Group and Phoenix TV Group successfully renewed the terms of the new trademark license agreements to December 2023. The new trademark license agreements no longer allow the Group to use the double-phoenix logo of Phoenix TV Group on a stand-alone basis and the annual license fee payable to Phoenix TV Group is the greater of 2% of the annual revenues of Tianying Jiuzhou and Yifeng Lianhe or US$100,000 for each company.

2.  Principal Accounting Policies (Continued)

(a) Basis of presentation, principles of consolidation, and cost allocations (Continued)

Apart from the above cooperation agreements, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income/(loss). The Group also earned and recorded advertising revenues from Phoenix TV Group by providing joint advertising campaign solutions together with Phoenix TV Group to Phoenix TV Group’s advertisers or from providing the advertising and promotion services directly to Phoenix TV Group by entering into advertising-for-advertising barter transactions.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Business combinations and noncontrolling interests

(c) Business combinations and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Group and equity instruments issued as well as the contingent considerations as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable tangible and intangible net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income/(loss).

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Group. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the noncontrolling interest is classified as mezzanine equity. Transactions with changes in the Group’s ownership interest while it retains its controlling financial interest in its subsidiary shall be accounted for as equity transactions. Therefore, no gain or loss shall be recognized in the consolidated statements of comprehensive income/(loss). The carrying amount of the noncontrolling interest shall be adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted shall be recognized in equity attributable to the Group. Consolidated net income/(loss) in the consolidated statements of comprehensive income/(loss) includes net income or loss attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to the subsidiaries’ shares, are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Discontinued operations

2.  Principal Accounting Policies (Continued)

(d) Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed of or meet the criteria to be classified as held for sale should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) has a major impact on an entity’s financial results and operations. In the statement of financial position, the assets and liabilities of the discontinued operation are presented separately in the asset and liability sections, respectively, of the statement of financial position and prior periods are presented on a comparative basis. In the consolidated statements of comprehensive income, results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Foreign currency translation

(e) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in the PRC and other regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use U.S. dollars or Hong Kong dollars as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss or income in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are remeasured at the applicable rates of exchange in effect on that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income/(loss).

Convenience translation

(f) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.5250 on December 31, 2020 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

(g) Fair value of financial instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2— Include other inputs that are directly or indirectly observable in the marketplace

Level 3— Unobservable inputs which are supported by little or no market activity

U.S. GAAP describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. In some circumstances, a combined approach of the aforementioned three approaches may be used to measure the fair values.

2.  Principal Accounting Policies (Continued)

(g) Fair value of financial instruments(Continued)

The Group’s financial instruments include cash equivalents, term deposits, short term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, available-for-sale debt investments, equity investments without readily determinable fair values, forward contract, accounts payable, amounts due to related parties, salary and welfare payable, accrued expense and other current liabilities and other non-current assets. Refer to Note 20 for details.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Term deposits, short term investments

(i) Term deposits, short term investments

Term deposits represent term deposits placed with banks with original maturities of more than three months and up to one year.

Short term investments represent investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with original maturity of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 20 for additional information.

Restricted cash	(j) Restricted cash Restricted cash represents deposits placed in accounts co-managed with third-parties related to the real estate services, which are restricted to withdrawal or usage.
Accounts receivable, net

(k) Accounts receivable, net

Accounts receivable is the Group’s right to consideration that is unconditional, and the right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected.

Notes receivable mainly represents the Group’s commercial acceptance bills received from customers in exchange for goods or services that it has transferred to customers. The carrying value of notes receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. All notes receivable balances are included in and presented as accounts receivable, net in the consolidated balance sheets.

The Group makes estimations of the collectability of accounts receivable and notes receivable. Accounts receivable and notes receivable are measured at amortized cost and reported on the consolidated balance sheets at the outstanding principals adjusted for any write-offs and any allowance for credit losses, since the Group adopted ASC 326 beginning from January 1, 2020. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment.

Refer to Note 6 for details.

Expected credit loss

2.  Principal Accounting Policies (Continued)

(l) Expected credit loss

In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326), and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including accounts receivable and notes receivable, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. Further, the new guidance indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The allowance for accounts receivable is the Group’s estimate of credit losses based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment. The Group estimated the allowance by segmenting accounts receivable into groups based on certain credit risk characteristics, and determining an expected loss rate for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions.

The Group adopted ASU 2016-13 beginning from January 1, 2020 on a modified retrospective basis and there was no material impact on the balance sheets and the consolidated statements of comprehensive income/(loss) as a result of adopting the new standard.

Property and equipment, net

(m) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets, net

(n) Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets mainly consist of computer software purchased from unrelated third parties, operating rights for licensed games, licensed copyrights of reading content, audio content, trademark and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain name	10 years
Audio content	Lesser of the licensed period or 5 years
License and licensed games	Estimated life cycle

The Group amortizes the licensed copyrights in “cost of revenues” on a straight-line basis.

The Group performed intangible assets impairment assessment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability is measured through the use of an undiscounted future cash flow model when an indication of impairment is determined to exist. If an asset is determined to be not recoverable, its carrying amount is reduced to the estimated fair value determined using a discounted cash flow model. The Group’s impairment tests included significant assumptions relating to revenue growth and timing of projected future cash flows.

Available-for-sale debt investments

2.  Principal Accounting Policies (Continued)

(o) Available-for-sale debt investments

In accordance with ASC 320 Investments-Debt and Equity Securities, the Group classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”. The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments that have readily determinable fair values not classified as trading or as held-to-maturity are classified as available-for-sale debt investments. Available-for-sale debt investments are reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive loss or income in shareholder’s equity. The tax effects of the unrealized gains and losses of the available-for-sale debt investments should be recorded net against the pre-tax changes in other comprehensive income. An impairment loss on the available-for-sale debt investments would be recognized in the consolidated statements of comprehensive income/(loss) when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in non-current assets.

Equity investments

(p) Equity investments

Investments in common stock or in-substance common stock and limited-partnership investments in entities over which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). The Group’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group.

The Group adopted ASU 2016-1 Recognition and Measurement of Financial Assets and Financial Liabilities, beginning from January 1, 2018, and the cumulative effect of initially applying the guidance to the financial statements of prior periods at January 1, 2018 was not material. Prior to adopting ASU 2016-1, the Group accounted as cost method investments for its investments in investees that do not have readily determinable fair value and over which the Group does not have significant influence, in accordance with ASC 325-20, Investments-Other: Cost Method Investments. After the adoption of ASU 2016-1, the Group measures equity investments, other than those accounted for under the equity method, at fair value through net income/(loss). For investments in equity securities lacking of readily determinable fair values, the Group has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Group accounts for investments in private equity funds using the Net Asset Value (“NAV”) as a practical expedient under ASC 820 and are not categorized in the fair value hierarchy.

An impairment loss on the equity investments is recognized in the consolidated statements of comprehensive income/(loss) when the decline in value is determined to be other-than-temporary.

Goodwill

(q) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group has adopted ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment since January 1, 2019, pursuant to which the Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. For reporting units applying a qualitative assessment first, the Group starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of each reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit.

2.  Principal Accounting Policies (Continued)

(q) Goodwill (Continued)

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Group estimates fair value using the income approach. The judgment in estimating the fair value of reporting units includes revenue growth rates and appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of long-lived assets

(r) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets or asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

ASC 606, Revenue from Contracts with Customers

(s) ASC 606 Revenue from Contracts with Customers

On January 1, 2018, the Group adopted ASC 606 Revenue from Contracts with Customers by applying the modified retrospective method, and the financial statements of prior periods were not retrospectively adjusted and the cumulative effect of initially applying the guidance at January 1, 2018, which was recorded as an adjustment to the balance of retained earnings and advance from customers as of January 1, 2018, was not material. The main impact of applying the new accounting standard on the Group’s financial results by applying the modified retrospective method mainly include, (1) the reclassification of sales taxes and related surcharges from cost of revenues to a reduction of revenues, and (2) revenues and expenses from some advertising barter transactions is recognized beginning from January 1, 2018 in accordance with the new guidance, as the provision of ASC 605 exempting some advertising-for-advertising barter transactions, for which the fair value of the advertising services surrendered or received was not determinable, from being reported at fair value has been superseded.

In 2019, the Group re-classified paid services revenues (see Note 2(t)). For comparison purposes, the revenues from paid services for the year of 2018 have been retrospectively re-classified. The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net advertising revenues	1,198,150	1,194,761	1,113,017	170,577
Paid services revenues	178,131	133,020	95,828	14,686
Revenues from paid contents	94,066	71,144	46,175	7,077
Revenues from games	14,727	13,833	161	25
Revenues from MVAS	55,037	18,499	13,083	2,005
Revenues from others	14,301	29,544	36,409	5,579
Total	1,376,281	1,327,781	1,208,845	185,263

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Contract asset represents the Group’s right to consideration in exchange for goods or services that it has transferred to a customer when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. Contract assets as of December 31, 2019 and 2020 were not material.

2.  Principal Accounting Policies (Continued)

(s) ASC 606 Revenue from Contracts with Customers (Continued)

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from advertisers. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liability is presented as advances from customers in the balance sheet. Revenues recognized for the years ended December 31, 2019 and 2020 that were included in the contract liability balance at the beginning of the period were RMB44.7 million and RMB32.1 million (US$4.9 million), respectively.

The assets recognized for costs incurred to fulfill contracts shall be amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. As of December 31, 2019 and 2020, the costs incurred to fulfill contracts recognized as assets were immaterial.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

i.

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group’s contracts have duration of one year or less.

ii.

Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

iii.	The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Revenue recognition

(t) Revenue recognition

According to ASC 606, revenue is recognized when control of the promised services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The recognition of revenues involves certain management judgments, including the estimation of the fair value of the noncash transaction, estimated lives of virtual items purchased by game players, and volume sales rebates. The Group does not believe that significant management judgments are involved in revenue recognition, but the amount and timing of the Group’s revenues could be different for any period if management made different judgments or utilized different estimates.

The Group adopts the five-step model for recognizing revenue from contracts with customers:

Step 1: Identify the contract(s) with a customer,

Step 2: Identify the performance obligations in the contract,

Step 3: Determine the transaction price,

Step 4: Allocate the transaction price to the performance obligations in the contract,

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Group is acting as the principal if it obtains control over the goods and services before they are transferred to customers. When the Group is primarily obligated in a transaction, is generally subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Group acts as the principal and revenue is recorded on a gross basis. When the Group is not primarily obligated in a transaction, does not generally bear the inventory risk and does not have the ability to establish the price, the Group acts as the agent and revenue is recorded on a net basis.

2.  Principal Accounting Policies (Continued)

(t) Revenue recognition (Continued)

(i) Net advertising revenues

Advertising revenues are derived principally from advertising contracts with customers where the advertisers pay to place their advertisements on the Group’s ifeng.com, mobile Internet website i.ifeng.com and its mobile applications in different formats over a particular period of time. Such formats generally include but are not limited to banners, news feed, text-links, videos, logos, buttons and rich media. The Group’s performance obligations are to place the customers’ advertisements on different spots, in different formats and at different times.

The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where standalone selling price is not directly observable, the Group generally estimates selling prices based on the publicly published advertising rate card, times the relevant discount rates, taking into considerations of the historical trend, the pricing of advertising areas sold with similar popularities, advertisements with similar formats and quoted prices from competitors, and other relevant market conditions. The Group recognizes revenue on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied. When all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

Currently the advertising business has three main types of pricing models, consisting of the Cost Per Day (“CPD”) model, the Cost Per Impression (“CPM”) model, and the Cost Per Click (“CPC”) model.

CPD model

Under the CPD model, a contract is signed to establish a fixed price for the advertising services to be provided over a period of time. Given the advertisers benefit from the displayed advertising evenly, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met.

CPM model

Under the CPM model, the unit price for each qualifying display is fixed and stated in the contract with the advertiser. A qualifying display is defined as the appearance of an advertisement, where the advertisement meets criteria specified in the contract. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group’s pricing practices with similar customers, the Group recognizes revenue based on the fixed unit prices and the number of qualifying displays upon occurrence of display, provided and all revenue recognition criteria have been met.

CPC model

Under the CPC model, there is no fixed price for advertising services stated in the contract with the advertiser and the unit price for each click is auction-based. The Group charges advertisers on a per-click basis, when the users click on the advertisements. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group’s pricing practices with similar customers, the Group recognizes revenue based on qualifying clicks and the unit price upon the occurrence of a click, provided all revenue recognition criteria have been met.

Agency service fees to third-party advertising agencies

Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume of each individual agent with reference to their historical results. The sales rebate will reduce revenues recognized. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting sales rebates and net of value-added tax (“VAT”) and related surcharges. The Group believes that there will not be significant changes to its estimates of variable consideration.

2.  Principal Accounting Policies (Continued)

(t) Revenue recognition (Continued)

The Group has estimated and recorded RMB215.2 million, RMB180.7 million and RMB180.9 million (US$27.7 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2018, 2019 and 2020, respectively.

Noncash transactions

The Group enters into contracts with certain customers involving consideration in a form other than cash. The noncash consideration (or promise of noncash consideration) shall be measured at fair value. If the Group cannot reasonably estimate the fair value of the noncash consideration, it shall measure the consideration indirectly by reference to the standalone selling price of the goods or services promised to the customer (or class of customer) in exchange for the consideration. The Group recognized revenue from noncash transactions involving exchanging advertising services for advertisement, content, technical, application pre-installation services and others amounted to RMB17.8 million, RMB8.7 million and RMB6.8 million (US$1.0 million) for the years ended December 31, 2018, 2019 and 2020, respectively.

(ii) Paid services revenues

Prior to 2019, paid services revenues comprised of (i) revenues from digital entertainment, which included MVAS and digital reading, and (ii) revenues from games and others, which included web-based games, mobile games, content sales, and other online and mobile paid services through the Group’s own platforms.

Beginning from January 1, 2019, paid services revenues have been re-classified and now comprise of (i) revenues from paid contents, which includes digital reading, audio books, paid videos, and other content-related sales activities, (ii) revenues from games, which includes web-based games and mobile games, (iii) revenues from MVAS, and (iv) revenues from others. For comparison purposes, the revenues from paid services for the year of 2018 have been retrospectively re-classified.

Paid contents

Paid contents revenues mainly comprise of revenues generated from digital reading, audio books, paid videos, and other content-related sales activities.

Digital reading

Digital reading revenues are derived from providing fee-based internet literatures from writers and digital format books licensed from third-party publishers to customers both on the Group’s PC and mobile platforms and on third-party platforms. Digital reading revenues generated from the Group’s PC and mobile platforms are recorded on a gross basis and recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided, as the Group is responsible for providing the desired services to the customers and has primary responsibility and broad discretion to establish price, and therefore the Group is considered the primary obligor in these transactions. Digital reading revenues generated from third-party platforms are recorded on a net basis.

Audio books

Audio books revenues are derived from the sale of copyright of audio books to third parties and licensing audio books to third parties.

With respect to the sale of copyright of audio books, the Group is determined to be the primary obligor and accordingly, the Group records its revenues on a gross basis. With respect to the revenues that derived from licensing audio books to third parties, the Group evaluated and determined it is not the primary obligor in the service rendered to the end users and accordingly, the Group records its revenues based on the portion of the sharing of revenues that derives from third parties. The Group recognizes revenue on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied.

2.  Principal Accounting Policies (Continued)

(t) Revenue recognition (Continued)

Paid videos

The Group generates revenues from licensing video content to third parties. For such content sales transactions, the Group earns up-front fixed- amount license fees or revenue sharing fees based on pre-agreed percentage. The Group views the third parties as customers and recognizes revenues on a net basis during the licensing periods, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

Games

Games include web-based games and mobile games. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

MVAS

MVAS revenues are mainly derived from providing mobile phone users with wireless value-added services (“WVAS”) through telecom operators’ platforms, mobile newspaper services and mobile video services. Revenues from MVAS are charged on a monthly or per-usage basis, and are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated. Most revenues from mobile newspaper services, mobile video services and most WVAS are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Others

Other paid service revenues mainly comprise of revenues generated from E-commerce services and online real estate related services. Revenues are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

For certain E-commerce services, the Group charges commission fees to third-party merchants for participating in the Group’s online marketplace, where the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party merchants. Upon successful sales, the Group charges the third-party merchants a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowances. For some E-commerce services, the Group recognizes revenues from certain online retail business on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods.

Sales taxes and related surcharges and other surcharges

(u) Sales taxes and related surcharges and other surcharges

The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. The primary applicable rate of VAT is 6.0% for the years ended December 31, 2018, 2019 and 2020. The Group is also subject to a cultural development fee on the provision of advertising services in the PRC and the applicable tax rate is 3% of the net advertising revenues before July 1, 2019 and 1.5% after July 1, 2019. The VAT and the cultural development fee are recorded as a reduction item of revenues in the consolidated statements of comprehensive income/(loss).

Other surcharges mainly comprised of urban maintenance and construction tax and education surcharges. The urban maintenance and construction tax are charged at 7%, 5% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. Education surcharges are charged at 3% of the amount of VAT actually paid and local education surcharges are charged at 2% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. The urban maintenance and construction tax, education surcharges and local education surcharges are recorded in the cost of revenues in the consolidated statements of comprehensive income/(loss).

The sales taxes and related surcharges and other surcharges for the years ended December 31, 2018, 2019 and 2020 were RMB127.6 million, RMB114.1 million and RMB84.8 million (US$13.0 million), respectively.

Cost of revenues

2.  Principal Accounting Policies (Continued)

(v) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV Group, direct costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization, the urban maintenance and construction tax, education surcharges and local education surcharges, and other miscellaneous costs, and (iii) bandwidth costs.

Sales and marketing expenses

(w) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses including traffic acquisition expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising and promotion expenses including traffic acquisition expenses were RMB376.7 million, RMB314.2 million and RMB99.9 million (US$15.3 million), for the years ended December 31, 2018, 2019 and 2020, respectively.

Technology and product development expenses

(x) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s PC websites, mobile applications and mobile websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

Operating leases and adoption of ASU 2016-02

(y) Operating leases and adoption of ASU 2016-02

On February 25, 2016, the FASB issued ASU 2016-02 Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group applied ASU 2016-02 beginning from January 1, 2019 and elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not recast the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

As a result of the adoption, the Group recorded a right-of-use asset of approximately RMB99.5 million and a lease liability of approximately RMB99.5 million upon the adoption of ASU 2016-02 on January 1, 2019, primarily related to the Group’s leased office space. The adoption had no material impact on the Group’s consolidated statements of comprehensive income/(loss) for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

As of December 31, 2020, the Group’s operating leases had a weighted average remaining lease term of 1.47 years and a weighted average discount rate of 5.61%. Future lease payments under operating leases as of December 31, 2020 were as follows (in thousands):

	Operating Leases
	RMB	US$
Year ending December 31,
2021	38,209	5,856
2022	16,715	2,562
2023	280	43
Total future lease payments	55,204	8,461
Less: Imputed interest	2,162	331
Total lease liability balance	53,042	8,130

2.  Principal Accounting Policies (Continued)

(y) Operating leases and adoption of ASU 2016-02 (Continued)

Future lease payments under operating leases as of December 31, 2019 were as follows (in thousands):

Operating Leases
RMB
Year ending December 31,
2020	41,615
2021	35,706
2022	16,052
2023	291
Total future lease payments	93,664
Less: Imputed interest	5,861
Total lease liability balance	87,803

Rent expense under operating leases was RMB37.6 million for the year ended December 31, 2018. Operating lease costs and expenses for the years ended December 31, 2019 and 2020 were RMB39.1 million, and RMB33.6 million (US$5.1 million), respectively, which excluded costs and expenses of short-term contracts. Short-term lease costs and expenses for the years ended December 31, 2019 and 2020 was RMB1.7 million and RMB1.1 million (US$0.2 million), respectively. Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Cash payments for operating leases	37,680	33,677	5,161
Right-of-use assets obtained in exchange for operating lease liabilities	19,981	3,198	490

Share-based compensation

(z) Share-based compensation

The Group has incentive plans for the granting of share-based awards, such as share options and restricted shares. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the share-based compensation as costs or expenses in the consolidated statements of comprehensive income/(loss), net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved and should reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment. The Group recognizes a cumulative catch-up adjustment for changes in its probability assessment in subsequent reporting periods.

The share-based awards to nonemployees are accounted for based on the fair value of the consideration received or the fair value of the award issued, whichever is more reliably measurable. Share-based compensation expense for share options granted to non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period during which the service is provided. The Company applies the guidance in ASU 2018-07 Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to account for share options granted to non-employees based on the grant date fair value beginning from January 1, 2019.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Group adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

2.  Principal Accounting Policies (Continued)

(z) Share-based compensation (Continued)

Forfeiture rates are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share unit forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 18 for further information regarding share-based compensation assumptions and expenses.

In 2019, the Company declared a special cash compensation to its share option holders, concurrent with the special cash dividend declared. In 2020, the Company also declared a special cash compensation to its share option holders, concurrent with the special cash dividend declared. As the Company’s share options are not dividend-protected award, the option holders have no rights to participate in all dividends before excising the share options. The Company accounted for the special cash compensation as incremental compensation cost, which would be vested with the same vesting conditions of the original share options granted. The compensation cost of RMB31.6 million and RMB39.7 million (US$6.1 million) were recognized as costs or expenses in the consolidated statements of comprehensive income/(loss) of 2019 and 2020, respectively.

Income taxes

(aa) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2018, 2019 and 2020. Refer to Note 16 for details of the Group’s tax positions.

Employee social security and welfare benefits

(ab) Employee social security and welfare benefits

The Company’s subsidiaries and consolidated VIEs in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries and consolidated VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries and consolidated VIEs in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income/(loss) were RMB84.3 million, RMB104.3 million and RMB54.4 million (US$8.3 million) for the years ended December 31, 2018, 2019 and 2020, respectively.

Other income — Others, net

(ac) Other income — Others, net

Other income —Others, net mainly represent government subsidies which primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions. Such income has been recognized when the grants are received and no further conditions need to be met.

Statutory reserves

2.  Principal Accounting Policies (Continued)

(ad) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those China-based subsidiaries of the Company that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB6.4 million, RMB1.0 million and RMB3.4 million (US$0.5 million) to these funds for the years ended December 31, 2018, 2019 and 2020, respectively.

Related parties

(ae) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

Dividends

(af) Dividends

Dividends are charged to retained earnings when declared. No dividends were declared for the year ended December 31, 2018. In 2019, the Group declared a special cash dividend of US$0.1714 per ordinary share, equivalent to US$1.3712 per ADS, totaling approximately US$100 million, or RMB701.6 million, and had paid the dividends to shareholders on December 13, 2019. In 2020, the Group also declared a special cash dividend of US$0.1714 per ordinary share, equivalent to US$1.3712 per ADS, totaling approximately US$100 million, or RMB653.9 million, and had paid almost all of the dividends to shareholders on December 22, 2020.

Net income/(loss) per share

(ag) Net income/(loss) per share

The Group computes net income or loss per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares or repurchased ordinary shares subject to cancellation.

Diluted net income or loss per share is calculated by dividing net income or loss attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income or loss per share calculation if their effects would be anti-dilutive.

Comprehensive income/(loss)

2.  Principal Accounting Policies (Continued)

(ah) Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive loss or income, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment, fair value remeasurement for available-for-sale debt investments and reclassification adjustment for disposal of available-for-sale debt investments. The tax effects of pre-tax changes to other comprehensive income or loss should be recorded net against the pre-tax changes in other comprehensive income or loss.

Segment reporting

(ai) Segment reporting

The Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As the Group’s long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on its organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Recent accounting pronouncements

(aj) Recent accounting pronouncements

Simplifying the accounting for income taxes (Topic 740). In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and provides for consistent application of and simplifies generally accepted accounting principles for other areas of Topic 740 by clarifying and amending existing guidance. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The method of adoption varies depending on the component of the new rule that is being adopted. Early application is permitted. The Group does not expect to adopt ASU 2019-12 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. The amendments clarify the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Group does not expect to adopt ASU 2020-01 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Management does not expect that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying financial statements.